financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 24,172	$ 22,697
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	22,662	21,000
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 24,172	$ 22,967